Other noncurrent assets	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other noncurrent assets	Note 16. Other noncurrent assets Other noncurrent assets consisted of noncurrent deposits. Deposits are primarily made up of rental deposits on the premises rented by the Group.